SUPPLEMENT TO THE PROSPECTUS

TMK/United Funds, Inc.

The following information supplements and supersedes any contrary information contained in the Prospectus:

At a special meeting of shareholders of TMK/United Funds, Inc. (the "Fund") scheduled for August 21, 1998, shareholders will be asked to approve proposals relating to the following:

     1. Name of Fund. Shareholders will be asked to change the Fund's name to Target/United Funds, Inc. and to permit the name to be changed in the future without shareholder approval.

     2. Service Plan. Shareholders of each Portfolio will be asked to approve a Service Plan pursuant to which the Portfolio may annually pay up to 0.25% of its assets as service fees to Waddell & Reed, Inc.

     3. Change in Money Market Portfolio's Concentration Policy. Shareholders of the Money Market Portfolio will be asked to exclude bank obligations and instruments from the Portfolio's policy limiting investment in the securities of companies in any one industry to not more than 25% of the Portfolio's assets.

To be attached to the cover page of the Prospectus of TMK/United Funds, Inc. dated May 1, 1998.

This Supplement is dated June 15, 1998.

U-1170,ed.6/98

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION


TMK/United Funds, Inc.

The following information supplements and supersedes any contrary information contained in the Statement of Additional Information.

At a special meeting of shareholders of TMK/United Funds, Inc. (the "Fund") scheduled for August 21, 1998, shareholders will be asked to approve proposals relating to the following:

     1. Name of Fund. Shareholders will be asked to change the Fund's name to Target/United Funds, Inc. and to permit the name to be changed in the future without shareholder approval.

     2. Service Plan. Shareholders of each Portfolio will be asked to approve a Service Plan pursuant to which the Portfolio may annually pay up to 0.25% of its assets as service fees to Waddell & Reed, Inc.

     3. Change in Money Market Portfolio's Concentration Policy. Shareholders of the Money Market Portfolio will be asked to amend the Portfolio's fundamental investment restriction regarding concentration by excluding bank obligations from the limit on investment in securities of issuers in the same industry. If approved, the Money Market Portfolio's investment restriction would be revised to state that the Money Market Portfolio may not "buy a security if more than 25% of its assets would then be invested in securities of companies in any one industry (U.S. Government securities and bank obligations and instruments are not included in this restriction) ...."

To be attached to the cover page of the Statement of Additional Information of TMK/United Funds, Inc. dated May 1, 1998.

This Supplement is dated June 15, 1998.